Emerging Markets 2x Strategy Fund Expense Example - Class A and Class C [Member] - Emerging Markets 2x Strategy Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 357
Expense Example, with Redemption, 3 Years	811
Expense Example, with Redemption, 5 Years	1,391
Expense Example, with Redemption, 10 Years	2,966
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	648
Expense Example, with Redemption, 3 Years	1,031
Expense Example, with Redemption, 5 Years	1,439
Expense Example, with Redemption, 10 Years	$ 2,574